Related Parties-Transactions and Balances	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Parties-Transactions and Balances

NOTE 16-RELATED PARTIES-TRANSACTIONS AND BALANCES:

a.	Transactions with related parties

Key management personnel include members of the Board of Directors, the Chief Executive Officer and all Vice Presidents of the Company and companies controlled by them.

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Key management compensation:
Labor cost and related expenses	$2,253	$2,267	$2,202
Share-based payments	1,291	1,866	2,075
Other	352	427	406

	$3,896	$4,560	$4,683

b.	Balances with related parties:

	December 31
	2019	2018
	U.S. dollars in Thousands
Key management-
Payables and accrued expenses - for salary and related expenses	$511	$484

Severance pay obligations	$103	$76

Provision for vacation	$102	$116